CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (14,868)	$ (12,353)	$ (25,060)	$ (1,929)	$ (26,989)	$ (41,857)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock based compensation		(50)	550		550	550
Changes in assets and liabilities:
Accounts payable	1,762	495	1,500		1,500	3,262
Prepaid expenses	(3,491)	(4,084)	(1,942)		(1,942)	(5,433)
Accrued expenses	3,895		7,308	51	7,359	11,254
Accounts receivable	(1,950)					(1,950)
Notes payable	3,303	4,753				3,303
Net cash used in operating activities	(11,349)	(11,239)	(17,644)	(1,878)	(19,522)	(30,871)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock		1,800	9,750		9,750	9,750
Proceeds from the issuance of notes	7,500	12,500	15,000	3,700	18,700	26,200
Repayments of notes			(2,500)		(2,500)	(2,500)
Net cash provided by financing activities	7,500	14,300	22,250	3,700	25,950	33,450
INCREASE IN CASH	(3,849)	3,061	4,606	1,822	6,428	2,579
CASH, BEGINNING OF PERIOD	6,428	1,822	1,822
CASH, END OF PERIOD	2,579	4,883	6,428	1,822	6,428	2,579
Supplemental Information:
Cash paid for interest
Cash paid for taxes